Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of Deutsche Core Fixed Income Fund (formerly DWS Core Fixed Income Fund), Deutsche Global Inflation Fund (formerly DWS Global Inflation Fund), Deutsche GNMA Fund (formerly DWS GNMA Fund), Deutsche High Income Fund (formerly DWS High Income Fund), Deutsche Global High Income Fund (formerly DWS Global High Income Fund), Deutsche Short Duration Fund (formerly DWS Short Duration Fund), Deutsche Strategic Government Securities Fund (formerly DWS Strategic Government Securities Fund), Deutsche Ultra-Short Duration Fund (formerly DWS Ultra-Short Duration Fund) and Deutsche Unconstrained Income Fund (formerly DWS Unconstrained Income Fund) (collectively, the “Funds”), each a series of Deutsche Income Trust (formerly DWS Income Trust) (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 77 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2015.  No fees are required in connection with this filing.

With regard to Deutsche Core Fixed Income Fund, the Amendment contains disclosure reflecting changes to the Fund's principal investment strategy.  With regard to Deutsche Unconstrained Income Fund, the Amendment contains disclosure reflecting investments in certain affiliated and unaffiliated ETFs.

Other than the sections relating to the foregoing, the disclosure contained in the Amendment represents standard Deutsche disclosure that has been previously reviewed by the Staff of the Commission, including disclosure regarding the addition of Class R6 shares for certain funds.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information previously filed with the Commission.  On October 31, 2014 in Post-Effective Amendment No. 75 under the Securities Act for Deutsche Unconstrained Income Fund, on August 22, 2014 in Post-Effective Amendment No. 73 under the Securities Act, for Deutsche High Income Fund, Deutsche Short Duration Fund and Deutsche Unconstrained Income Fund, and on January 31, 2014 in Post-Effective Amendment No. 71 for all other Funds in the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           John Marten, Esq., Vedder Price P.C.